STOCKHOLDERS' DEFICIT AND CONVERTIBLE PREFERRED SHARES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Fair value of warrants at December 31, 2014	$ 101
Revaluation of warrants during 2015	1,099
Reclassification of warrants to additional paid-in capital upon warrant replacement agreement in November and December 2015	(822)
Fair value of warrants at December 31, 2015	$ 378